UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):           [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Act II Management, L.P.

Address:   444 Madison Avenue 24th Floor
           New York, New York 10022


Form 13F File Number: 028-13250


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Dennis H. Leibowitz
Title:  Principal
Phone:  212-247-2990

Signature,  Place,  and  Date  of  Signing:

/s/ Dennis H. Leibowitz            New York, New York                 2/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

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Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              37

Form 13F Information Table Value Total:  $   341,420.00
                                         --------------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.                  13F File Number               Name

NONE


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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP    VALUE    PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
APPLE INC                    COM            037833100   24,192    75,000 SH       SOLE                   75,000      0    0
AT&T INC                     COM            00206R102   10,636   362,000 SH       SOLE                  362,000      0    0
CINEMARK HOLDINGS INC        COM            17243V102   16,009   928,600 SH       SOLE                  928,600
COMCAST CORP NEW             CL A           20030N101   18,576   845,500 SH       SOLE                  845,500      0    0
CROWN CASTLE INTL CORP       COM            228227104   15,823   361,000 SH       SOLE                  361,000      0    0
CROWN CASTLE INTL CORP       COM            228227104    7,451   170,000 SH  PUT  SOLE                  170,000      0    0
DIRECTV                      COM CL A       25490A101    6,988   175,000 SH       SOLE                  175,000      0    0
DISCOVERY COMMUNICATNS NEW   COM SER A      25470F104      626    15,000 SH       SOLE                   15,000      0    0
DISCOVERY COMMUNICATNS NEW   COM SER C      25470F302    5,577   152,000 SH       SOLE                  152,000      0    0
ECHOSTAR CORP                CL A           278768106    5,936   237,720 SH       SOLE                  237,720      0    0
ENTROPIC COMMUNICATIONS INC  COM            29384R105   13,176 1,090,763 SH       SOLE                1,090,763      0    0
GAMESTOP CORP NEW            CL A           36467W109    4,004   175,000 SH  CALL SOLE                  175,000      0    0
GOOGLE INC                   CL A           38259P508    2,198     3,700 SH       SOLE                    3,700      0    0
GSI COMMERCE INC             COM            36238G102    4,367   188,000 SH       SOLE                  188,000
HSN INC                      COM            404303109    7,189   234,543 SH       SOLE                  234,543      0    0
INTERPUBLIC GROUP COS INC    COM            460690100   17,969 1,691,978 SH       SOLE                1,691,978      0    0
LIBERTY GLOBAL INC           COM SER A      530555101    8,049   227,500 SH       SOLE                  227,500
LIBERTY GLOBAL INC           COM SER A      530555101    9,977   282,000 SH  PUT  SOLE                  282,000
LIBERTY MEDIA CORP NEW       CAP COM SER A  53071M302   15,927   254,591 SH       SOLE                  254,591      0    0
LIVEPERSON INC               COM            538146101    7,702   681,584 SH       SOLE                  681,584      0    0
MANPOWER INC                 COM            56418H100   19,123   304,700 SH       SOLE                  304,700
MEDIACOM COMMUNICATIONS CORP CL A           58446K105    6,870   811,051 SH       SOLE                  811,051
MONRO MUFFLER BRAKE INC      COM            610236101    7,045   203,684 SH       SOLE                  203,684      0    0
NEUSTAR INC                  CL A           64126X201    3,170   121,700 SH       SOLE                  121,700      0    0
NOVATEL WIRELESS INC         COM NEW        66987M604    4,284   448,600 SH       SOLE                  448,600      0    0
NTELOS HLDGS CORP            COM            67020Q107      991    52,000 SH       SOLE                   52,000
OMNICOM GROUP INC            COM            681919106   16,213   354,000 SH       SOLE                  354,000
REACHLOCAL INC               COM            75525F104    2,819   141,600 SH       SOLE                  141,600      0    0
RIGNET INC                   COM            766582100    2,055   150,799 SH       SOLE                  150,799      0    0
SBA COMMUNICATIONS CORP      COM            78388J106    9,934   242,650 SH       SOLE                  242,650      0    0
SHUTTERFLY INC               COM            82568P304   12,642   362,344 SH       SOLE                  362,344      0    0
SIGNET JEWELERS LIMITED      SHS            G81276100   17,052   392,900 SH       SOLE                  392,900
SKYWORKS SOLUTIONS INC       COM            83088M102    1,432    50,000 SH       SOLE                   50,000
SYNCHRONOSS TECHNOLOGIES INC COM            87157B103    5,634   210,917 SH       SOLE                  210,917      0    0
TIME WARNER CABLE INC        COM            88732J207    3,599    54,506 SH       SOLE                   54,506      0    0
TIME WARNER INC              COM NEW        887317303   14,975   465,500 SH       SOLE                  465,500      0    0
VIACOM INC NEW               CL B           92553P201   11,210   283,000 SH       SOLE                  283,000      0    0
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